Investment Strategy - Cohen & Steers Real Assets Active ETF	Aug. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund. The Fund seeks to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments. “Real returns” are defined as total returns adjusted for the effects of inflation. The Fund pursues its objectives through investments offering exposure to “real assets,” which the Fund defines as (i) real estate, commodities, natural resources, infrastructure and gold and other precious metals; and (ii) companies that own or derive a significant portion of their value from such real assets or the production thereof. Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals. The Fund may also invest in certain short-term fixed income securities to manage portfolio volatility. Investments offering exposure to “real assets” may include common stocks and other equity securities, preferred securities, debt securities (including convertible securities), derivatives and securities issued by exchange-traded funds and other investment vehicles. The Fund may also participate in private investments in public equity (“PIPEs”) and the initial public offering (“IPO”) market. The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top-down approach, focused on identifying relative value across multiple classes of real assets, with bottom- up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels.When making allocation decisions, the Advisor conducts quantitative and qualitative analysis, aiming to optimize the balance between relative return potential and risk across asset classes. The goal of this process is to establish a target asset allocation for the Fund intended to meet its objectives while maintaining a risk/return profile that is consistent with the Fund’s investment objectives. In choosing investments at the asset class level, the Advisor, through its specialized investment teams, follows an active fundamental approach with respect to investments in real estate companies, natural resource companies and infrastructure companies, in each case focused on identifying what are believed to be securities possessing superior risk-adjusted return profiles. For these real asset allocations, the Advisor seeks to outperform a passive allocation to that asset class over a full market cycle. The Advisor expects the Fund to gain exposure to commodities, gold and other precious metals, and fixed income securities indirectly through investments in other exchange-traded funds (“Underlying ETFs”), some of which may be affiliated with the Advisor. The Underlying ETFs may be actively managed or may passively track the performance of an index or the value of a commodity. Some Underlying ETFs may not be registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”). While the Fund is not constrained to allocate its investments among asset classes according to specific ranges, under normal circumstances the Advisor expects the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. In addition, the Advisor has appointed a committee (the “Asset Allocation Committee”) consisting of a select group of the Advisor’s senior investment professionals, to periodically review the Fund’s asset allocation and allocation targets. Actual allocations may vary at any time and may move and remain outside of these ranges for a variety of reasons, including, but not limited to, changes in investment outlook, market movements, cash flows into or out of the Fund and other factors, such as that securities held within one asset class will overlap with another asset class (e.g., gold and other precious metals overlap with the commodities and natural resource companies asset classes). Asset ClassAllocationRangeReal Estate Companies/REITs20-35Commodities20-35Natural Resource Companies10-20Infrastructure Companies10-20Gold and Other Precious Metals0-10Fixed Income Securities0-20The Fund is classified as “non-diversified” under the 1940 Act, which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. Real Estate Companies/REITs The Fund will gain exposure to real estate by investing in securities issued by U.S. and non-U.S. real estate companies, including REITs and similar REIT-like entities.CommoditiesThe Fund will generally seek to gain exposure to commodity markets directly or indirectly through investments in one or more Underlying ETFs, that have exposure to commodities or commodity derivatives such as exchange-traded commodity futures contracts, call and put options on commodity futures contracts, and commodity swaps.Natural Resource Companies The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments.Infrastructure Companies The Fund may invest in common stocks and other equity securities, preferred securities and fixed income securities of U.S. and non-U.S. infrastructure companies.Gold and Other Precious Metals The Fund will generally seek to gain exposure to gold and other precious metals indirectly through investments in one or more Underlying ETFs and other pooled investment vehicles that invest in gold and other precious metals and related instruments. Fixed-Income Securities The Fund seeks to gain exposure to fixed-income securities indirectly through investments in one or more Underlying ETFs that invest in issues of preferred and other income securities. Additional InvestmentsThe Fund may invest up to 20% of its net assets in equity securities, preferred securities, fixed income securities (including convertible securities) and exchange-traded notes (“ETNs”), other than those set forth in the definition of “real assets” above. In addition to investments in the Underlying ETFs, the Fund may invest in securities of other closed-end or open-end funds, including other ETFs and other funds to the extent permitted under Section 12(d)(1) of the 1940 Act and the rules thereunder, or any exemption granted under the 1940 Act. The Fund may use exchange-traded and OTC derivatives.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund. The Fund seeks to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments. “Real returns” are defined as total returns adjusted for the effects of inflation. The Fund pursues its objectives through investments offering exposure to “real assets,” which the Fund defines as (i) real estate, commodities, natural resources, infrastructure and gold and other precious metals; and (ii) companies that own or derive a significant portion of their value from such real assets or the production thereof.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is actively managed by the Advisor. To pursue its goal, the Advisor combines a top-down approach, focused on identifying relative value across multiple classes of real assets, with bottom- up security selection based on fundamental research concentrated at the sector-, industry-, and security-levels.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objectives by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) real estate companies, including real estate investment trusts (“REITs”); (ii) commodities; (iii) natural resource companies; (iv) infrastructure companies; and (v) gold and other precious metals.